STOCK-BASED COMPENSATION PLANS - Quebecor outstanding and exercise price range of options (Details) - Quebecor Stock option plan	12 Months Ended
	Dec. 31, 2018 CAD ($) Option	Dec. 31, 2017 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	440,000	1,360,000
Granted | Option	1,242,892
Exercised | Option	(100,000)	(630,000)
Cancelled | Option	(20,000)	(290,000)
Balance at end of year | Option	1,562,892	440,000
Vested options at end of year | Option	340,000	376,666
Balance at beginning of year	$ 12.31	$ 12.69
Granted	26.52
Exercised	12.75	12.82
Cancelled	26.52	12.97
Balance at end of year	23.40	12.31
Vested options at end of year	12.17	12.04
Cash consideration on stock options exercised	$ 1,200,000	$ 4,700,000